October 8, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re: LoCorr Investment Trust, File Nos. 333-171360 and 811-22509

Dear Sir/Madam:

On behalf of LoCorr Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 65 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to create a new series of the Trust, the LoCorr Strategic Allocation Fund.

If you have any questions, please contact Andrew Davalla at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla